Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other current payables [abstract]
Schedule of Detailed Information About Trade Payables Explanatory
	As at December 31,
	2024	2023
	$ Thousands

Trade Payables	58,293	70,661
Liability to tax equity partner (1)	-	74,466
Accrued expenses and other payables	5,673	8,256
Government institutions	4,945	1,204
Employees and payroll institutions	17,354	14,573
Interest payable	5,362	4,984
Others	2,364	7,754
	93,991	181,898

1. 2023 relates to deferred income in respect to ITC grant. Refer to Note 11.A.7 for further information.